RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Schedule Of Related Party Transactions Values [Table Text Block]
1.         Sales to related parties:

	For the years ended September 30,
	2015	2014	2013
	US$(’000)	US$(’000)	US$(’000)
Xi’an Hu County Yuxing Agriculture Technology Development Co., Ltd	$-	$-	$191
Shaanxi Tech Team Jinong Humic Acid Product Co., Ltd	-	-	1
Total	$-	$-	$192

Schedule Of Related Party Transactions Office Rental Income [Table Text Block]	2. Office Rental

	For the years ended September 30,
	2015	2014	2013
	US$(’000)	US$(’000)	US$(’000)
Total rental income	$44,852	$47,820	$44,467